Dec. 29, 2015

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Diversified Real Return Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 10, 2016

to the Prospectuses and Summary Prospectuses dated December 29, 2015

Overview. At its February meeting, the Board of Trustees (the “Board”) of JPMorgan Trust I (the “Trust”) approved changes to the Fund’s investment strategies and increases in the Fund’s expense caps subject to approval by shareholders of a new investment advisory agreement (the “Proposed New Advisory Agreement”) between the Fund’s investment adviser, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”), and the Trust, on behalf of the Fund. As discussed below, the Proposed New Advisory Agreement is subject to a higher investment advisory fee than the investment advisory fee under the current investment advisory agreement (“Current Advisory Agreement”). The Proposed New Advisory Agreement will require shareholder approval before it is implemented, as described below.

The Fund’s investment objective is to seek to maximize long-term real return. Currently, the Fund employs a “fund-of-funds” strategy and seeks to meet this objective by investing in other J.P. Morgan Funds and to a lesser extent, exchange traded funds (collectively, the “Underlying Funds”) (the “Current Strategy”). Under the proposed new changes, the Fund would change its strategy from a “fund-of-funds” strategy to a strategy pursuant to which the Fund would invest directly in securities and other instruments by allocating its assets to sleeves managed by various portfolio management teams within JPMIM (the “Proposed New Strategy”). The Fund’s investment objective would not change.

Proposed New Advisory Agreement. In order to reflect the additional responsibilities of the Adviser for making direct investments, the Board approved a new fee structure for the Fund including expense cap increases and an increase in the advisory fees under the Proposed New Advisory Agreement. In particular, under the Proposed New Advisory Agreement, the investment advisory fee charged to the Fund would increase from the current fee at an annual rate of 0.10% of the Fund’s average daily net assets to a fee at an annual rate of 0.50% of the Fund’s average daily net assets.

Shareholders as of the record date will be asked to approve the Proposed New Advisory Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about June 21, 2016. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for the Fund by its shareholders, the Proposed New Advisory Agreement will go into effect on the date approved by the shareholders and the Proposed New Strategy and increases to the expense caps will be implemented. If the Proposal is not approved by its shareholders, these changes will not take effect.

Proposed New Strategy Changes. Subject to the approval of the Proposed New Advisory Agreement by shareholders at the special meeting of shareholders, as discussed above, the Proposed New Strategy will become effective July 1, 2016 or such later date as the Proposed New Advisory Agreement is approved by shareholders (the “Effective Date”). On the Effective Date, new prospectuses (the “New Prospectuses”) will replace the existing prospectuses for the Fund (the “Existing Prospectuses”). Please note that the New Prospectuses reflecting the changes for the Fund are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date. The following is a brief summary of some of the changes that would take effect, if the Proposed New Advisory Agreement is approved by shareholders. (Please refer to the New Prospectuses, once available, for a more complete discussion of the Fund’s strategies and risks after the Effective Date):

Changes to Investment Strategies. If the Proposed New Advisory Agreement is approved by shareholders, the following changes will become effective with respect to the Fund on the Effective Date:

•	The Fund will seek real return by allocating to a diversified combination of inflation-sensitive and other asset classes that have exposure to broad equity, fixed income and alternative markets.

•	JPMIM would use a flexible asset allocation approach in constructing the Fund’s portfolio within ranges across broad asset classes, as set forth below:

Global Equity 10-60%

Commodities & Alternatives 0-50%

Fixed Income & Cash Equivalents 10-80%

•
The Fund would have the ability to invest in a broader array of equity securities under the Proposed New Strategy. The Fund’s equity investments may include common stock, real estate investment trusts (REITs), depositary receipts, warrants and rights to buy common stocks, and master limited partnerships (MLPs). Such investments may include securities issued in both developed and emerging markets. Under the Current Strategy, the range of equity investments in which the Fund invests is limited to Underlying Funds that invest in commodities, REITs, natural resources and infrastructure-related equities as well as a small allocation to direct investments in agriculture and agricultural-related securities.

•
The Fund will also have greater flexibility to allocate its investments across a broader array of fixed income strategies and securities under the Proposed New Strategy. The Fund’s fixed income investments may include inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), floating rate securities, loan assignments and participations (Loans), commitments to purchase Loans (Unfunded Commitments), bank obligations, U.S. government securities (including agencies and instrumentalities), domestic and foreign corporate bonds and debt securities, high yield securities (junk bonds ), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, asset-backed securities, and mortgage-backed securities and cash and cash equivalents.

•
The Fund’s alternative investments may include individual securities including convertible securities and preferred stock and exchange traded commodities (ETCs). The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, merger arbitrage strategies, currencies and commodities.

•
The Fund may gain exposure to the commodities and certain other alternative markets by investing up to 25% of its total assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest in derivatives and (unlike the Fund) may invest without limitation in commodity futures contracts, commodity-linked swap agreements and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity, commodity index or commodity futures contract, or a subset of commodities or commodity futures contracts.

•
The Fund may also invest directly in derivatives as part of its principal investment strategy including foreign currency transactions, futures, contracts, options, forwards, and swaps including swaps based on non-seasonally adjusted Consumer Price Index for all Urban Consumers.

•	The Fund may engage in short sales and invest in exchange traded notes (ETNs).

•
While the Fund may continue to invest in Underlying Funds to gain exposure to an inflation-sensitive asset class or a broad asset class or sector, the Fund will focus its investments on direct investments in securities and other instruments.

Changes to the Fund’s Main Risks. Subject to the approval of the Proposed New Advisory Agreement by shareholders at the special meeting of shareholders, as discussed above, under the Proposed New Strategy, the Fund may be subject to new and additional risks. Under the Current Strategy, the Fund’s risk exposure is indirect due to its fund-of-funds strategy. Under the Proposed New Strategy, the Fund would have direct exposure to issuers and counterparties and would have the ability to invest to a greater extent in investments such as high yield securities (junk bonds) and Loans, as well as a broad array of additional securities and investments, including global equities and asset-backed and mortgage-backed securities.

The Fund’s main risks currently include General Market Risk, Investment Company and ETF Risk, Strategy Risk, Commodity Risk, Natural Resources Risk, Securities of Real Estate Companies and REITs Risk, Infrastructure Risk, Foreign Securities and Emerging Markets Risk, Income Securities Risk, Equities Securities Risk, High Yield Securities and Loan Risk, Exchange Traded Notes Risk, and Transactions Risk.

The Fund’s exposure to such risks may be increased due to the Fund’s direct use of investments that were previously accessed via investment in Underlying Funds as well as direct investments in additional types of securities and investments which are more sensitive to such risks. For example, under the Proposed New Strategy, the Fund may invest directly in asset-backed and mortgage-backed securities. Such investments are subject to additional risks including prepayment and call risks, extension risk, greater volatility, interest rate risks, valuation difficulties, and liquidity risks. In addition, the Fund may use privately-placed securities as part of its principal strategies. Generally, privately-placed securities are less liquid than publicly traded securities and are difficult to value.

The Fund would also be indirectly exposed to the risks associated with the Subsidiary’s investments including tax risks, commodities and derivative risks. As the Fund transitions from a fund-of-funds strategy to its Proposed Investment Strategy, it is anticipated that the Fund would likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains.

Changes to Investment Process. The Fund would continue to be managed by the same portfolio management team who currently manages the Fund. On the Effective Date, the investment process for the Fund would be revised to reflect the Proposed New Strategy as follows:

The portfolio managers will use a flexible asset allocation approach in managing the Fund. Asset allocation decisions will be primarily inflation focused based on the Adviser’s evaluations of U.S. price trends as measured by the CPI-U and the relative attractiveness of the broad asset classes in which the Fund invests. In buying and selling investments for the Fund, the Adviser employs a four-step process that combines: 1) long-term asset allocation research, 2) making asset allocation decisions based on the portfolio managers’ intermediate market term outlook, 3) constructing the portfolio and analyzing the investment capabilities of any underlying funds and/or portfolio managers responsible for individual investment strategies, and 4) monitoring portfolio exposures and weightings and rebalancing in response to market price action and changes in JPMIM’s market outlook. Throughout this process, the Adviser conducts extensive research on inflationary markets and the inflation hedging capabilities of various asset classes.
Changes to the Annual Fund Operating Expenses. If the New Advisory Agreement is approved, the Annual Fund Operating Expense table will be replaced on the Effective Date of the New Prospectuses with the following:

Fee Table	Class A	Class C	Select	Class R2	Class R5
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (Rule 12b-1) Fee	0.25	0.75	None	0.50	None
Other Expenses[1]	1.63	1.61	1.43	1.79	1.27
Shareholder Service Fees	0.25	0.25	0.25	0.25	0.05
Remainder of Other Expenses	1.38	1.36	1.18	1.54	1.22
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.11	0.11	0.11	0.11	0.11

Total Annual Fund Operating Expenses	2.49	2.97	2.04	2.90	1.88
Fee Waivers & Expense Reimbursements[3]	(1.38)	(1.36)	(1.18)	(1.49)	(1.12)

Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements[3]	1.11	1.61	0.86	1.41	0.76

1.	Other Expenses” are based on estimated amounts for the current fiscal year. Includes the advisory fee paid by the Subsidiary to its adviser and other estimated expenses of the Subsidiary (excluding Acquired Fund (Underlying Fund) Fees and Expenses).

2.	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on estimated amounts for the current fiscal year.

3.	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses inclusive of the Subsidiary (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50%, 0.75%, 1.30%, and 0.65% of the average daily net assets of Class A, Class C, Select Class, Class R2 and Class R5 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliate money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE